Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 134,189	$ 132,907
Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	82,113	86,573
EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	28,918	26,920
Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	23,158	19,414
Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	90,324	83,172
Product [Member] | Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	49,568	48,244
Product [Member] | EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	22,501	20,747
Product [Member] | Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	18,255	14,181
Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	43,865	49,735
Service [Member] | Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	32,545	38,329
Service [Member] | EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	6,417	6,173
Service [Member] | Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 4,903	$ 5,233